Organization and Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Significant Accounting Policies [Abstract]
Description of Business
Description of Business
Regional Health Properties, Inc.'s (the “Company” or “Regional”) predecessor was incorporated in Ohio on August 14, 1991, under the name Passport Retirement, Inc. In 1995, Passport Retirement, Inc. acquired substantially all of the assets and liabilities of AdCare Health Systems, Inc. and changed its name to AdCare Health Systems, Inc. (“AdCare”). AdCare completed its initial public offering in November 2006, relocated its executive offices and accounting operations to Georgia in 2012, and changed its state of incorporation from Ohio to Georgia in December 2013. Regional Health Properties, Inc. is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior housing. The Company's business primarily consists of leasing such facilities to third-party tenants, which operate the facilities. The Company has two primary reporting segments: (i) Real Estate, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, and (ii) Healthcare Services segment, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities. Effective August 3, 2023, the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”) is quoted on the OTC Markets Group, Inc.’s OTCQB Venture Market under the symbol “RHEPB”.

Description of Business
Business Overview
Regional Health Properties, Inc.'s (the “Company” or “Regional Health”) predecessor was incorporated in Ohio on August 14, 1991, under the name Passport Retirement, Inc. In 1995, Passport Retirement, Inc. acquired substantially all of the assets and liabilities of AdCare Health Systems, Inc. and changed its name to AdCare Health Systems, Inc. (“AdCare”). AdCare completed its initial public offering in November 2006, relocated its executive offices and accounting operations to Georgia in 2012, and changed its state of incorporation from Ohio to Georgia in December 2013. Regional Health Properties, Inc. is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior housing. The Company's business primarily consists of leasing such facilities to third-party tenants, which operate the facilities. The Company has two primary reporting segments: (i) Real Estate, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, and (ii) Healthcare Services segment, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities. Effective August 3, 2023, the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”) is quoted on the OTC Markets Group, Inc.’s OTCQB Venture Market under the symbol “RHEPB”.

Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”) in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The accompanying condensed consolidated financial statements are unaudited and should be read in conjunction with the 2024 audited consolidated financial statements and notes thereto, which are included in the 2024 Form 10-K filed with the U.S. Securities and Exchange Commission (“SEC”) on March 31, 2025.

Basis of Presentation
The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Significant estimates include patient care revenues, rent revenues, allowance for doubtful accounts and credit losses, contractual allowances for Medicaid, Medicare, and managed care reimbursements, deferred tax valuation allowance, valuation of goodwill and other long-lived assets, and cash flow projections. Actual results could differ materially from those estimates.

Reclassifications
Reclassifications
A reclassification has been made to certain expenses reported on the consolidated statements of operations in the prior period in order to conform to the current period's presentation. The reclassifications had no impact on net loss or cash flows from operations for the year ended December 31, 2023.

Revenue Recognition and Allowances
Revenue Recognition and Allowances
Patient Care Revenue. ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606 (“ASC 606”), requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the Glenvue, Meadowood and Mountain Trace facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”); (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company recognizes is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectible amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net Leased Properties. The Company recognizes rental revenue in accordance with ASC 842, Leases. The Company's triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in the straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company's facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable. For additional information with respect to such facilities, see Note 2 – Liquidity and Note 7 – Leases.
Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. See Note 7 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the historic industry standards and continues to assess the adequacy of such reserve.
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Gross receivables
Real Estate Services	$415	$1,576
Healthcare Services	3,363	1,927
Subtotal	3,778	3,503
Allowance
Real Estate Services	—	(71)
Healthcare Services	(138)	(70)
Subtotal	(138)	(141)
Accounts receivable, net of allowance	$3,640	$3,362

Revenue Recognition and Allowances
Patient Care Revenue. ASU 2014-09, Revenue from Contracts with Customers, as codified in ASC 606 (“ASC 606”), requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our Healthcare Services business segment is derived from services rendered to patients in the Glenvue, Meadowood and Mountain Trace facilities. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”); (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company recognizes is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectible amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net Leased Properties. The Company recognizes rental revenue in accordance with ASC 842, Leases. The Company's triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in the straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company's facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable. For additional information with respect to such facilities, see Note 2 – Liquidity and Note 7 – Leases.
Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided in accordance with ASC 606, which requires revenue to be recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. The Company had one contract to manage three facilities (the “Management Contract”) which ended on December 31, 2023. Further, the Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable.
Allowances. The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. See Note 7 – Leases. The Company has reserved for approximately 1.5% of our patient care receivables based on the historic industry standards and continues to assess the adequacy of such reserve.
As of December 31, 2024 and December 31, 2023, the Company reserved for approximately $0.1 million and $2.1 million, respectively, of uncollected receivables. Accounts receivable, net totaled $3.4 million at December 31, 2024 compared with $1.4 million at December 31, 2023.
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Gross receivables
Real Estate Segment	$1,576	$693
Healthcare Services	1,927	2,750
Subtotal	3,503	3,443
Allowance
Real Estate Segment	(71)	—
Healthcare Services	(70)	(2,040)
Subtotal	(141)	(2,040)
Accounts receivable, net of allowance	$3,362	$1,403

Real Estate segment includes $1.2 million due from Oak Hollow Healthcare Management. see Note 15 – Subsequent Events for more information.

Prepaid Expenses and Other
Prepaid Expenses and Other
As of March 31, 2025 and December 31, 2024, the Company had approximately $0.4 million and $0.6 million , respectively, in prepaid expenses and other, which primarily relate to insurance for the facilities we operate, directors’ and officers’ insurance, and mortgage insurance premiums

Prepaid Expenses and Other
As of December 31, 2024 and December 31, 2023, the Company had $0.6 million and $0.6 million, respectively, in prepaid expenses and other, which primarily relate to insurance for the facilities we operate, directors’ and officers’ insurance, and mortgage insurance premiums.

Notes Receivable
Notes Receivable
Notes receivable are initially recorded when accounts receivable are transferred into a promissory note and are recorded as an alternative to accounts receivable to memorialize an unqualified promise to pay a specific sum, typically with interest, in accordance with a defined payment schedule. The Company’s payment terms with customers on promissory notes can vary based on several factors and the circumstances of each promissory note, however typically promissory notes mature over a 1 to 3 year period. Similar to accounts receivable, each reporting period the Company evaluates the collectability of outstanding notes receivable balances. We evaluate the collectability of our notes receivable based on a combination of credit quality indicators, including, but not limited to payment status, financial strength of the customer, and historical write-offs. We may establish reserves, accept modified payment terms, or book direct write offs for any estimated credit loss with generally a corresponding charge to credit loss expense in our Consolidated Statement of Operations. Subsequent changes in our estimate of credit losses may result in a corresponding increase or decrease to the credit loss expense in our Consolidated Statement of Operations.

Notes Receivable
Notes receivable are initially recorded when accounts receivable are transferred into a promissory note and are recorded as an alternative to accounts receivable to memorialize an unqualified promise to pay a specific sum, typically with interest, in accordance with a defined payment schedule. The Company’s payment terms with customers on promissory notes can vary based on several factors and the circumstances of each promissory note, however typically promissory notes mature over a 1 to 3 year period. Similar to accounts receivable, each reporting period the Company evaluates the collectability of outstanding notes receivable balances. We evaluate the collectability of our notes receivable based on a combination of credit quality indicators, including, but not limited to payment status, financial strength of the customer, and historical write-offs. We may establish reserves, accept modified payment terms, or book direct write offs for any estimated credit loss with generally a corresponding charge to credit loss expense in our Consolidated Statement of Operations. Subsequent changes in our estimate of credit losses may result in a corresponding increase or decrease to the credit loss expense in our Consolidated Statement of Operations.
Peach Health Group. In August 2024, the Company and Peach Health Group (“Peach”) agreed to net the amount owed to Peach against the balance on the Peach Line note receivable owed to the Company of approximately $0.2 million, which was the note receivable balance as of December 31, 2023. As of December 31, 2024, there are no remaining installment payments due under the Peach Line note receivable.
Symmetry Healthcare Management. In February 2023, Symmetry Healthcare Management made the first of 14 monthly payments of $29,085. The Company accepted a lump sum payment of approximately $0.3 million as payoff for the remaining promissory note balance. As of December 31, 2024 and 2023, there are no remaining payments due under this promissory note.
Beacon Health Management. Under the Operations Transfer Agreement for Lumber City, Beacon Health and the Company entered into a promissory note in the amount of $0.5 million. Under the terms of this promissory note, the balance was to be paid over 24 months in the amount of $24,000 per month, and the principal balance to accrue interest at the rate of 8% annually. In September 2024, the Company wrote off $0.4 million of the promissory note as a credit loss expense. As of December 31, 2024 and 2023, the principal note receivable balance remaining was $0.2 million and $0.5 million, respectfully.
On August 11, 2023, the Company and its former tenant, SL SNF, LLC, entered into a lease amendment (the “Amendment”) regarding the Southland facility. The amendment reduces the monthly rent to $43,000 effective April 1, 2023 and includes a $0.3 million promissory note (the “Promissory Note”). The lease termination date under the amendment is October 31, 2024. Under the terms of the Promissory Note, the principal sum plus all accrued interest, accruing on the unpaid principal balance at a rate of 8% per annum, is due and payable on December 1, 2024, with minimum monthly payments of principal and interest of $18,353 per month beginning on July 1, 2023. As of December 31, 2024 and 2023, the principal note receivable balance remaining is $0.2 million and $0.3 million, respectfully.

Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations
The Company may decide to sell properties that are held for use. The Company records these properties as assets held for sale when management has committed to a plan to sell the assets, actively seeks a buyer for the assets, and the consummation of the sale is considered probable and is expected within one year. Assets classified as held for sale are reported at the lower of their carrying value or their fair value, less estimated costs to sell. When the carrying value exceeds the fair value, less estimated costs to sell, an impairment expense is recognized. The Company estimates fair value, less estimated closing costs, based on similar real estate sales transactions. These valuation assumptions are based on the three-level valuation hierarchy for fair value measurement and represent Level 2 and 3 inputs. Level 2 inputs are quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. See Note 5 – Assets Held for Sale for additional details on assets held for sale as of March 31, 2025 and December 31, 2024. Any debt related to assets held for sale or sold during the period are classified as debt related to assets held for sale for the current and prior periods presented in the accompanying consolidated financial statements.
Assets held for sale are presented as discontinued operations in all periods presented if the disposition represents a strategic shift that has, or will have, a major effect on the Company's financial position or results of operations. This includes the net gain (or loss) upon disposal of property held for sale, the property's operating results, depreciation and interest expense.

Assets Held for Sale and Discontinued Operations
The Company may decide to sell properties that are held for use. The Company records these properties as assets held for sale when management has committed to a plan to sell the assets, actively seeks a buyer for the assets, and the consummation of the sale is considered probable and is expected within one year. Assets classified as held for sale are reported at the lower of their carrying value or their fair value, less estimated costs to sell. When the carrying value exceeds the fair value, less estimated costs to sell, an impairment expense is recognized. The Company estimates fair value, less estimated closing costs, based on similar real estate sales transactions. These valuation assumptions are based on the three-level valuation hierarchy for fair value measurement and represent Level 2 and 3 inputs. Level 2 inputs are quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. See Note 5 – Assets Held for Sale for additional details on assets held for sale as of December 31, 2024 and December 31, 2023. Any debt related to assets held for sale or sold during the period are classified as debt related to assets held for sale for the current and prior periods presented in the accompanying consolidated financial statements.
Assets held for sale are presented as discontinued operations in all periods presented if the disposition represents a strategic shift that has, or will have, a major effect on the Company's financial position or results of operations. This includes the net gain (or loss) upon disposal of property held for sale, the property's operating results, depreciation and interest expense.

Accounts Payable
Accounts Payable
The following table presents the Company's Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Accounts payable
Real Estate Services	$2,913	$2,008
Healthcare Services	2,202	1,687
Total Accounts payable	$5,115	$3,695

Accounts Payable
The following table presents the Company's accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Real Estate Segment	$2,008	$751
Healthcare Services	1,687	1,742
Total accounts payable	$3,695	$2,493

Other Liabilities
Other Liabilities
As of March 31, 2025 and December 31, 2024, the Company had approximately $1.4 million and $2.1 million, respectively in Other liabilities, consisting of security lease deposits and sublease improvement funds.

Other Liabilities
As of December 31, 2024 and December 31, 2023, the Company had $2.1 million and $1.8 million, respectively, in Other liabilities; the $0.3 million increase compared to the prior period is mainly because of receiving monthly rent payments a day before they are due.

Other Expense, Net
Other expense, net
For the year ended December 31, 2024, these costs represent transaction costs in connection with our Agreement and Plan of Merger, see Note 15 – Subsequent Events for more information.
For the year ended December 31, 2023, these costs represent legal fees in connection with the Series A Preferred Exchange Offer, see Note 2 – Liquidity for more information.

Leases and Leasehold Improvements
Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or finance lease. As of March 31, 2025, the Company's leased facility is accounted for as an operating lease. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.
The Company assesses any new contracts or modification of contracts in accordance with ASC 842, Leases, to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third party in accordance with their respective leases with us.

Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or financing lease. As of December 31, 2024, the Company’s leased facility is accounted for as an operating lease. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.
The Company assesses any new contracts or modification of contracts in accordance with ASC 842, Leases, to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third party in accordance with their respective leases with us.
The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
(Amounts in 000’s)	2024	2023
Rental revenues	$346	$336
Other operating expenses	$346	$336

Insurance
Insurance
Professional liability insurance was provided to facilities operations up until the date of the transition. Claims which were associated with operations of the Company prior to the Transition but not reported as of the transition date were self-insured.
The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes any facility the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 8 – Accrued Expenses and Note 12 – Commitments and Contingencies.
In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Self-Insurance
Professional liability insurance was provided to facilities operations up until the date of the transition. Claims which were associated with operations of the Company prior to the Transition but not reported as of the transition date were self-insured.
The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes any facility the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 8 – Accrued Expenses and Note 13 - Commitments and Contingencies.
In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic net loss per share except that the net loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Share amounts in 000’s)	March 31, 2025	March 31, 2024
Stock options	48	33
Warrants - employee	15	32
Total anti-dilutive securities	63	65

The weighted average contractual terms in years for these stock options as of March 31, 2025 is 8.3 years, and the warrants expire on April 1, 2025.

Earnings Per Share
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Stock options	48	33
Common Stock warrants - employee	15	32
Total shares	63	65

The weighted average contractual terms in years for these securities, with no intrinsic value, are 8.5 years for the stock options and 0.2 years for the warrants.

Recently Adapted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements (Topic 842) amendments, which requires entities to determine whether related party arrangements between entities under common control are leases. The amendments also address the accounting treatment of leasehold improvements associated with common control leases. They require the lessee to amortize leasehold improvements over the useful life of the improvements to the common control group, regardless of the lease term, as long as the lessee controls the use of the underlying asset. If the lessee no longer controls the use of the asset, the leasehold improvements are accounted for as a transfer between entities under common control through an adjustment to equity. These improvements are also subject to impairment guidance in Topic 360, Property, Plant, and Equipment. The amendment is effective for public entities beginning after December 15, 2023. The Company adopted ASU 2023-01 effective January 1, 2024. The adoption of ASU-2023-01 did not have a material impact on the Company's consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public company to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. A public company with a single reportable segment is required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company's consolidated financial statements. See Note 13 – Segment Results for more information.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a public company, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 effective January 1, 2025. The adoption of ASU-2023-09 did not have a material impact on the Company's consolidated financial statements.
New Accounting Pronouncements Issued But Not Yet Effective
In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disclosure of incremental income statement expense information on an annual and interim basis, primarily through enhanced disclosures of specified costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2024-03 will have on its consolidated financial statement disclosures.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company's financial statements.

Recently Adopted Accounting Pronouncements
In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements (Topic 842) amendments, which requires entities to determine whether related party arrangements between entities under common control are leases. The amendments also address the accounting treatment of leasehold improvements associated with common control leases. They require the lessee to amortize leasehold improvements over the useful life of the improvements to the common control group, regardless of the lease term, as long as the lessee controls the use of the underlying asset. If the lessee no longer controls the use of the asset, the leasehold improvements are accounted for as a transfer between entities under common control through an adjustment to equity. These improvements are also subject to impairment guidance in Topic 360, Property, Plant, and Equipment. The amendment is effective for public entities beginning after December 15, 2023. The adoption of ASU 2023-01 did not have a material impact on the Company's consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public company to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. A public company with a single reportable segment is required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company's consolidated financial statements. See Note 10 – Segment Results for more information.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a public company, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not expect the adoption of ASU 2023-09 to have a material impact on the Company's consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disclosure of incremental income statement expense information on an annual and interim basis, primarily through enhanced disclosures of specified costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2024-03 will have on its consolidated financial statement disclosures.
No other new accounting pronouncement issued or effective has had, or is expected to have, a material impact on the Company's financial statements.